Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2025	Dec. 31, 2024
Allowance for Credit Losses						$ 5,300,000	$ 5,200,000
Concentrations of Credit						5.00%
Interest rate risk						5.00%
Shares available for future grant						264,640
Share-Based Compensation Arrangement, Expiration Date						May 07, 2030
Shares reserved for future issuance						300,000
Self funded insurance						$ 500,000	300,000
Stopless insurance policy description						This policy has a specific stop loss limit that covers individual claims in excess of $135,000 and an aggregating specific stop loss limit that covers aggregate claims in excess of $200,000
Additional self fund isurance							1,300,000
Stop-Loss Insurance Receivable							968,000
Unrecognized compensation expense						$ 190,000	$ 212,000
Local, State and National Economic Outlook
Credit lossed risk factors						30.00%
Trends in Terms of Volume, Mix and Size of Loans
Credit lossed risk factors						15.00%
Seasoning of the Loan Portfolio
Credit lossed risk factors						10.00%
Experience of Staff
Credit lossed risk factors						10.00%
Levels and Trends of Delinquencies
Credit lossed risk factors						25.00%
Under the Plan [Member]
Restricted stock units granted	6,450	5,370	5,385	7,060	7,635	4,580
Grant date fair value per share	$ 29.52	$ 32.58	$ 27.99	$ 22.04	$ 17.08	$ 27.92
Unrecognized compensation expense						$ 278,000